Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 12 – ACCRUED LIABILITIES AND OTHER PAYABLES

At December 31, 2021 and December 31, 2020, accrued liabilities and other payables consisted of the following:

	December 31, 2021	December 31, 2020
Accrued liabilities and other payables	$25,741,789	$11,440,174
Accrued interest	520,304	462,304
Other	1,269,240	249,155
	$27,531,333	$12,151,633